Net Earnings (Loss) Per Share Attributable to Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
	Year Ended December 31,
	2020	2021	2022
	(in thousands, except share and per share data)
Basic net profit (loss) per share
Numerator:
Allocation of net profit (loss)	3,914	(74,933)	(195,405)
Net income allocated to preferred shareholders	3,189	-	-

Allocation of net profit (loss) attributable to Ordinary shareholders	725	(74,933)	(195,405)
Denominator:
Weighted-average shares used in computing net profit (loss) per share attributable to Ordinary shareholders	21,120,208	101,737,026	157,691,173
Basic net profit (loss) per share attributable to Ordinary shareholders	0.03	(0.74)	(1.24)

Diluted net profit (loss) per share
Numerator:
Allocation of net profit (loss) attributable for diluted computation	725	(74,933)	(195,405)

Denominator:
Shares used in computing net earnings per share of ordinary share, basic	21,120,208	101,737,026	157,691,173
Weighted average effect of dilutive securities - effect of stock-based awards	7,517,593	-	-
Weighted-average shares used in computing net profit (loss) per share attributable to Ordinary shareholders	28,637,801	101,737,026	157,691,173
Diluted net profit (loss) per share attributable to ordinary shareholders	0.03	(0.74)	(1.24)

Schedule of antidilutive securities excluded from computation of diluted net loss per share
	Year Ended December 31,
	2020	2021	2022
Convertible preferred shares	92,946,600
Unvested RSU’s	-	443,018	1,348,682
Outstanding warrants to Ordinary Shares	-	7,902,480	2,713,701
Warrants to convertible shares	312,600	-	-
Outstanding share options	-	10,132,154	9,054,293
Total	93,259,200	18,477,652	13,116,676